Financial Instruments	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Financial Instruments
14. Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the interim condensed consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Financial assets
Short-term deposits*	other financial assets at amortized cost	21,037	24,448	21,037	24,448
Bonds*	other financial assets at amortized cost	11,675	—	11,666	—
Positive market value forward contract*	At fair value through profit or loss (FVTPL)	9	914	9	914
Accounts receivable	other financial assets at amortized cost	718	1,250	718	1,250
Other current/non-current assets	other financial assets at amortized cost	578	1,586	578	1,586

Total financial assets**		34,017	28,198	34,008	28,198

Financial liabilities
Accounts payable	other financial liabilities at amortized cost	9,407	10,052	9,407	10,052
Negative market value forward contracts*	At fair value through profit or loss (FVTPL)	40	—	40	—
Other current liabilities	other financial liabilities at amortized cost	1,402	2,025	1,402	2,025

Total financial liabilities		10,849	12,077	10,849	12,077

*
“Short-term deposits” are classified within Other financial assets. “Bonds” are classified within Other financial assets. “Positive market value forward contract” are classified in Other current assets. “Negative market value forward contracts” are classified in Other current liabilities.

**	Financial assets, other than cash and cash equivalents.
The carrying value of financial instruments, such as cash and cash equivalents, deposits, accounts receivable and accounts payable approximate their fair value based on the short-term maturities of these instruments. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following methods and assumptions were used to estimate the fair values: All financial assets, except for derivatives, which are categorized Level 2, are categorized Level 1 and therefore are valued using quoted (unadjusted) market prices. Except for derivatives, which are categorized Level 2, all other financial liabilities are also categorized Level 1.